Business Acquisitions (Details) - Schedule of proforma results of operations in acquisition - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2022
Reported [Member]
Business Acquisitions (Details) - Schedule of proforma results of operations in acquisition [Line Items]
Revenue	$ 12,416	$ 24,154
Income (loss) from operations	(2,398)	(3,676)
Net income (loss)	$ (16,703)	$ (8,032)
Earnings (loss) per common share-Basic (in Dollars per share)	$ (0.13)	$ (0.05)
Pro-forma [Member]
Business Acquisitions (Details) - Schedule of proforma results of operations in acquisition [Line Items]
Revenue	$ 28,747	$ 33,028
Income (loss) from operations	(2,062)	(3,070)
Net income (loss)	$ (16,121)	$ (7,441)
Earnings (loss) per common share-Basic (in Dollars per share)	$ (0.12)	$ (0.05)